Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	Aug. 31, 2016	Feb. 28, 2015
Condensed Cash Flow Statement1 [Line Items]
Line of credit facility, fair value of amount outstanding	$ 2,454	$ 2,439
Line of credit facility, principal payment	$ 203